EXEMPT RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - Common stock—Canadian Pacific Kansas City Limited stock - USD ($)		12 Months Ended
	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)		196,165	71,190
Investment, purchased, number of shares (in shares)		14,316	12,144
Investment, sold, number of shares (in shares)		32,705	13,660
Recorded dividend income		$ 65,875	$ 30,140
Investment, transferred into plan, number of shares (in shares)	143,334